Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Depreciation [Abstract]
Depreciation for the period	$ (12,721)	$ (11,016)	$ (10,876)
Total fixed assets	257,110	254,167
Vessels [Member]
Cost [Abstract]
Beginning balance	292,280	270,814
Additions	15,590	21,466
Ending balance	307,870	292,280	270,814
Accumulated Depreciation [Abstract]
Beginning balance	(38,499)	(27,600)
Depreciation for the period	(12,634)	(10,899)
Ending balance	(51,133)	(38,499)	$ (27,600)
Total fixed assets	$ 256,737	$ 253,781